Comprehensive Income (Loss) (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income Loss [Line Items]
Comprehensive income (loss)	$ 0.8	$ 5.1	$ 2.6	$ 11.1	$ 9.7	$ 15.2	$ 15.2